Equity Method Investment - Schedule of Condensed Income Statement (Details) - VIE [Member]	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Condensed Income Statement [Line Items]
Revenue
Net income (loss)	$ (10,642,734)